UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	March 31, 2005

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	12
Form 13F Information Table Entry Total:	80
Form 13F Information Table Value Total:	$229,895

List of Other Included Managers: Oak Value;
Westfield; Lazard; Kalmar; Harding; Navellier;
Sands Capital Mgmt; Wilson Bennett; Bear Stearns;
Marshall & Sullivan; ICM Asset Mgmt; Alliance Bernstein

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adesa                          COM              00686u104    18491 791550.000SH      SOLE               791550.000
Adobe Systems                  COM              00724F101       13  200.000 SH       SOLE                  200.000
                                                               207 3085.000 SH       DEFINED 10                             3085.000
Aetna                          COM              00817Y108      289 3850.000 SH       DEFINED 10 03                          3850.000
Agco                           COM              001084102    13008 712770.000SH      SOLE               712770.000
                                                                22 1200.000 SH       DEFINED 18                             1200.000
Agere Systems Cl A             COM                              14 10000.000SH       SOLE                10000.000
Alliant Techsystems            COM              018804104     7428 103960.000SH      SOLE               103960.000
Amgen                          COM              031162100      164 2814.000 SH       SOLE                 2814.000
                                                                29  495.000 SH       DEFINED 12 22                           495.000
Anheuser-Busch Companies       COM              035229103    14164 298890.000SH      SOLE               298890.000
Bank Of America                COM              060505104      257 5826.000 SH       DEFINED 22 15 02 13                    5826.000
Becton Dickinson               COM              075887109      213 3640.000 SH       DEFINED 10                             3640.000
Burlington Northern Santa Fe   COM              12189T104      279 5165.000 SH       DEFINED 22 10                          5165.000
Chevron Texaco                 COM              166764100      304 5216.000 SH       SOLE                 5216.000
                                                               173 2973.000 SH       DEFINED 22 15 03 13                    2973.000
Cisco Systems                  COM              17275r102      180 10065.000SH       SOLE                10065.000
                                                                75 4180.000 SH       DEFINED 12 22                          4180.000
Citigroup                      COM              172967101    13924 309841.272SH      SOLE               309841.272
                                                               335 7456.000 SH       DEFINED 22 15 02 03                    7456.000
Coca-Cola                      COM              191216100    14206 340910.000SH      SOLE               340910.000
                                                                84 2015.000 SH       DEFINED 22 15 03                       2015.000
Colgate-Palmolive              COM              194162103    14687 281520.000SH      SOLE               281520.000
                                                                18  345.000 SH       DEFINED 17                              345.000
Comcast Cl A                   COM              20030n101    16170 478683.000SH      SOLE               478683.000
                                                                72 2130.000 SH       DEFINED 22 15                          2130.000
Community Valley Bancorp       COM              20415p101     1821 70039.999SH       SOLE                70039.999
ConocoPhilips                  COM              20825c104      277 2565.000 SH       DEFINED 22 10 15 03                    2565.000
Coventry Health Care           COM              222862104      512 7510.000 SH       SOLE                 7510.000
Danielson Holding              COM              236274106      566 32810.000SH       SOLE                32810.000
Eastman Kodak                  COM              277461109    14295 439170.000SH      SOLE               439170.000
                                                                20  605.000 SH       DEFINED 22                              605.000
Eli Lilly                      COM              532457108      359 6900.000 SH       SOLE                 6900.000
                                                                 7  125.000 SH       DEFINED 22                              125.000
Exxon Mobil                    COM              30231g102       34  574.000 SH       SOLE                  574.000
                                                               418 7006.000 SH       DEFINED 22 10 15 03                    7006.000
FSI International              COM              302633102      678 160251.000SH      SOLE               160251.000
FTI Consulting                 COM              302941109      378 18315.000SH       SOLE                18315.000
First Data                     COM              319963104    13740 349527.000SH      SOLE               349527.000
                                                                35  900.000 SH       DEFINED 15                              900.000
General Electric               COM              369604103       29  798.003 SH       SOLE                  798.003
                                                               392 10861.000SH       DEFINED 22 15 02 03                   10861.000
Hershey Foods                  COM              427866108      202 3335.000 SH       DEFINED 10                             3335.000
Input/Output                   COM              457652105    14168 2196540.000SH     SOLE              2196540.000
Intel                          COM              458140100      164 7075.844 SH       SOLE                 7075.844
                                                               153 6600.000 SH       DEFINED 22 15 02 03                    6600.000
Internap Network Services      COM              45885A102       28 47697.000SH       SOLE                47697.000
Johnson & Johnson              COM              478160104      110 1633.764 SH       SOLE                 1633.764
                                                               313 4660.000 SH       DEFINED 22 10 15 03                    4660.000
Kana Software                  COM              483600300       60 35225.000SH       SOLE                35225.000
Lucent Technologies            COM              549463107        0   45.000 SH       SOLE                   45.000
                                                                28 10100.000SH       DEFINED 02                            10100.000
Mera Pharmaceuticals           COM              58732r103        1 80000.000SH       SOLE                80000.000
Merisel                        COM              589849306     1397 174565.000SH      SOLE               174565.000
Microsoft                      COM              594918104     1330 55022.896SH       SOLE                55022.896
                                                               169 6995.000 SH       DEFINED 12 22 15 02                    6995.000
Moodys Corp                    COM              615369105      209 2580.000 SH       DEFINED 12 10                          2580.000
NBTY                           COM              628782104      761 30340.000SH       SOLE                30340.000
NewAlliance Bancshares         COM              650203102    13373 955199.000SH      SOLE               955199.000
Pfizer                         COM              717081103    15818 602149.010SH      SOLE               602149.010
                                                               132 5015.000 SH       DEFINED 22 15 02                       5015.000
PolyMedica                     COM              731738100     9387 295554.000SH      SOLE               295554.000
                                                                79 2500.000 SH       DEFINED 03                             2500.000
Procter & Gamble               COM              742718109      493 9300.000 SH       SOLE                 9300.000
                                                               189 3563.000 SH       DEFINED 22 15 13                       3563.000
The BISYS Group                COM              055472104      871 55540.000SH       SOLE                55540.000
Tidewater                      COM              886423102     6491 167030.000SH      SOLE               167030.000
                                                                58 1500.000 SH       DEFINED 08                             1500.000
Unitedhealth Group             COM              91324P102       19  200.000 SH       SOLE                  200.000
                                                               202 2120.000 SH       DEFINED 10                             2120.000
Vesta Insurance Group          COM              925391104      717 202050.000SH      SOLE               202050.000
Zoran                          COM              98975f101    11818 1141880.000SH     SOLE              1141880.000
Acacia Research - CombiMatrix                                   40 18001.000SH       SOLE                18001.000
Arrowhead Research - Restricte                  042797100      948 246314.000SH      SOLE               246314.000
Bombardier Cl B                                 097751200      943 422660.0000SH     SOLE              422660.0000
EnCana ADR                                      292505104      221 3136.0000SH       DEFINED 10 09                         3136.0000
Nokia Corp ADR                                  654902204        8 500.0000 SH       SOLE                 500.0000
                                                               246 15975.0000SH      DEFINED 06 15 02                     15975.0000
UBS AG ADR                                      h8920m855      211 2505.0000SH       DEFINED 06 09                         2505.0000
Arrowhead Research             WT               042797188      172    75000 SH       SOLE                    75000